Stockholders' equity	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Stockholders' equity

Note 17 - Stockholders’ equity:

As of December 31, 2023 and 2022 and until the conclusion of the IPO on February 8, 2024, the total number of common shares of the Company was 28,050,087 and the capital stock amounted Ps.471,282. During those periods the capital stock of the Company was integrated as follows:

Class A Shares

The Company had 4,000,000 issued Class A shares that were fully paid and outstanding. Each Class A share had full voting rights of one vote per share and were entitled to drag-along rights.

Class B Shares

The Company had 11,025,000 issued Class B shares that were fully paid and outstanding. Each Class B share had full voting rights of one vote per share and Class B Shares had voting rights, drag-along rights, and liquidation preference in case of bankruptcy.

Class C Shares

There were no Class C shares outstanding although as of December 31, 2023 and until the conclusion of the IPO there were 15,000,000 unissued reserved shares to cover possible options exercises under the 2004 Stock Option Plan.

Class D Shares

The Company had 8,571,428 issued Class B shares that were fully paid and outstanding. Each Class D share had full voting rights of one vote per share and Class D Shares had voting rights, drag-along rights, and liquidation preference in case of bankruptcy.

Class E Shares

The Company had 4,453,659 issued Class E shares that were fully paid and outstanding. Each Class E share had full voting rights of one vote per share and Class E Shares had voting rights, drag-along rights, and liquidation preference in case of bankruptcy.

Capital Reorganization

On January 29, 2024, the Board of Directors approved, subject to the completion of the IPO: 1) a new capital structure with new Class A, Class B and Class C common shares, 2) a reorganization of the existing shares resulting in a reclassification of the outstanding Class A, B, C, D and E common shares into the new Class B and new C Shares, and 2) a 3 for 1 share split of all of the Company’s common shares, increasing the aggregate number of shares from 28,050,087 to 84,150,261. On February 8, 2024, the Company completed an IPO by listing its Class A shares on the NYSE. On that date all of the outstanding common shares of the Company were subject to a 3 for 1 share split and the outstanding Class A, B, C, D and E common shares were reclassified into new Class B and new C shares.

As a result of the IPO, the total value of the Class A shares was comprised as follows (See Note 24):

	Total Value
Value Class A Common Shares as of January 1, 2024	Ps.	—
Proceeds from the IPO		8,386,992
Underwriting fees and incremental and direct costs		(574,927)
Value Class A Shares as of December 31, 2024	Ps.	7,812,065

As a result of the above-mentioned events, as of December 31, 2024, the capital stock of the Company amounted Ps.8,283,347 comprised by 112,200,752 outstanding shares.

After February 8, 2024 and as of December 31, 2024 the capital stock of the Company had the following classes of shares:

Class A Shares

The 38,709,677 Class A shares are listed on the NYSE under the symbol “TBBB”. Each holder of Class A shares is entitled to one vote per share. The Class A shares vote together with holders of Class B and Class C shares. Class A shares are entitled to dividends and other distributions, pari passu with the Class B and Class C shares. Upon our liquidation, dissolution or winding up, the holders of Class A shares will be entitled to share ratably, pari passu with our Class B and Class C shares, in the distribution of all of the Company’s assets remaining available for distribution after satisfaction of all our liabilities. The Class A shares have no preemptive rights to purchase additional Class A shares in connection with any offering of shares by the Company.

Class B Shares

The 5,200,000 Class B shares are all owned, directly or indirectly, by the principal shareholder of the Company. Each Class B share is entitled to 15 votes per share on all corporate matters. Class B shares vote together with holders of Class A and Class C shares as a single class, subject to certain exceptions. Class B shares may not be listed on any U.S. or foreign national or regional securities exchange or market. Class B shares are entitled to dividends and other distributions, pari passu with Class A and Class C shares. Upon liquidation, dissolution or winding up, the Class B shares will be entitled to share ratably, pari passu with our Class A and Class C shares in the distribution of all of the Company’s assets remaining available for distribution after satisfaction of all our liabilities. The holders of Class B shares have preemptive rights in connection with the issuance of any securities by the Company.

Each Class B share will convert automatically into one Class A share (i) upon sale into the public market; (ii) upon any transfer, subject to some exceptions; and (iii) at such time as the number of issued and outstanding Class B shares represents less than 1.0% of the aggregate number of the aggregate shares of the Company then outstanding. A Class B share will convert automatically into one Class C common share upon foreclosure or enforcement of any pledge over the Class B common shares.

Following the expiry of the Liquidity Lock-Up Period (on July 8, 2026), a holder of Class B common shares may also elect to convert a Class B common share into one Class A common share.

Class C Shares

The 68,291,075 Class C common shares are entitled to one vote per share on all corporate matters. Class C common shares vote together with Class A and Class B common shares as a single class, subject to certain exceptions. Class C common shares are entitled to dividends and other distributions, pari passu with the Class A and Class B common shares. Upon our liquidation, dissolution or winding up, Class C common shares will be entitled to share ratably, pari passu with the Class A common shares and Class B common shares, in the distribution of all of the Company’s assets remaining available for distribution after satisfaction of all our liabilities. Each Class C share will convert automatically into one Class A share upon (i) sale into the public market; (ii) certain transfers permitted during the Liquidity Lock-Up Period; and (iii) upon expiry of the Liquidity Lock-Up Period.

Until the end of the Liquidity Lock-Up Period (on July 8, 2026), all of the options granted by the Company can be exercised only to acquire Class C common shares of the Company. Starting on February 8, 2024 and as of December 31, 2024, the Company had 45,000,000 Class C shares in reserve to cover exercises of the Common and Exit options, as well as 8,400,000 to cover exercises of the 2024 Equity Incentive Plan.

On February 5, 2025, BBB Foods Inc. announced the offering of 21,000,000 Class A common shares by certain selling stockholders at a public offering price of $28.25 per Class A common share (See Note 24).

Taxation on dividends

Dividends declared by Tiendas 3 B will be free of income tax if they come from Net Tax Profit Account (“CUFIN”, by its Spanish acronym). Any dividends paid in excess of CUFIN and reinvested CUFIN (“CUFINRE” by its Spanish acronym) will cause a tax equivalent to 42.86%. The current tax is payable by each of the Mexican Subsidiaries and may be credited against its current income tax of the year on which it is paid. The remaining amount may be credited in the following two fiscal years against the tax of the year or against the provisional payments. Dividends paid coming from profit previously taxed by income tax will not be subject to tax withholding or additional tax payment. For that purpose, income tax law sets the obligation of keeping CUFIN with profits generated up to December 31, 2013, starting another CUFIN with profit generated from January 1, 2014. As of December 31, 2024 and 2023, the sum of both CUFIN of the Mexican Subsidiaries amounted to approximately Ps.1,592,401 and Ps.709,314, respectively.